GENERAL - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 03, 2022
General
Loss from operations				$ 481,608
Net loss	$ (397,789)	$ (17,050)	$ (17,563)
Accumulated deficit	(481,608)	$ (83,819)		$ (83,819)
Gross increase in cash	20,000
Cash expenses in cash related transactions	18,700
Amount of ordinary shares issue and sell under business combination agreement	77,250
Aggregate gross proceeds of amount of ordinary shares issue and sell under business combination agreement	$ 75,000
Long Term Loan
General
Loan amount received					$ 55,000